DWS Emerging Markets Equity Fund Annual Fund Operating Expenses - DWS Emerging Markets Equity Fund	Feb. 26, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.78%	[1]
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.57%)
Net Expenses (as a percentage of Assets)	1.15%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.73%	[1]
Expenses (as a percentage of Assets)	2.43%
Fee Waiver or Reimbursement	(0.53%)
Net Expenses (as a percentage of Assets)	1.90%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%	[1]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	0.90%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.65%	[1]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.45%)
Net Expenses (as a percentage of Assets)	0.90%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.77%	[1]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.49%)
Net Expenses (as a percentage of Assets)	0.98%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.80%, 0.75%, 0.61%, 0.67% and 0.79% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.